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September 30, 2004

VIA FEDERAL EXPRESS AND EDGAR

Nicholas P. Panos
Special Counsel
U.S. Securities and Exchange Commission
Office of Mergers & Acquisitions
Division of Corporate Finance
Washington, D.C. 20549-0408

Re:	Vestin Group, Inc. Schedule 13E-3/A filed by Mr. Michael V. Shustek Date Filed: September 30, 2004 File No. 5-56145

Dear Mr. Panos:

We are in receipt of the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) set forth in the letter dated September 22, 2004 (the “SEC Comment Letter”) regarding the Schedule 13E-3 filed by Michael V. Shustek (the “Schedule 13E-3”). Concurrently herewith, we are filing with the SEC, Amendment No. 1 to the Schedule 13E-3 (“Amendment No. 1”) on behalf of Mr. Shustek. Courtesy redlines, marked to indicate all of the changes from the Schedule 13E-3, and clean copies of Amendment No. 1 have been enclosed for your convenience.

The substantive changes to be made in Amendment No. 1 are principally in response to the SEC Comment Letter. The italicized and bold numbered responses set forth below contain each of the comments of the Staff and correspond to the numbered comments contained in the SEC Comment Letter. Our responses follow each numbered comment. Page references in the text of the response correspond to the pages of Amendment No. 1.

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Securities and Exchange Commission
September 30, 2004

Schedule 13E-3

General

1.	The Schedule 13E-3 does not include information regarding the anticipated dissemination of the disclosure document to security holders. As the proposed transactions involve purchases by an affiliate, the affiliate must comply with Rule 13e-3(f). The information required by Rule 13e-3(e) and Schedule 13E-3 must be provided to each person who is a record holder of a class of equity securities subject to the Rule 13e-3 transaction as of a date not more than 20 days prior to the date of such purchase. Please advise us, with a view toward disclosure, how Mr. Shustek intends to comply with the dissemination requirements with respect to his initial purchase.

Mr. Shustek intends on providing the Schedule 13E-3, as amended, to each person who is a record holder of Common Stock of Vestin Group, Inc. (the “Company”) 20 days prior to the date of the initial purchase.

2.	We note Mr. Shustek intends to make purchases of the subject class from time to time. In the absence of disclosure to the contrary, it appears that Mr. Shustek has determined that the filing of a single Schedule 13E-3 will satisfy his filing obligations with respect to this anticipated series of purchases and otherwise fully complies with Rule 13e-3. Advise us, with a view toward corrective disclosure, whether Mr. Shustek intends to file and disseminate an amendment to his Schedule 13E-3 each time he expects to make an additional purchase in his series.

Mr. Shustek acknowledges the comment and appreciates the opportunity afforded by the Staff to discuss this matter. Mr. Shustek agrees that he will be required to amend the Schedule 13E-3 for any material changes. Mr. Shustek is also aware that the instructions to Schedule 13E-3 require that an amendment be filed with respect to “each subsequent transaction” in a Rule 13e-3 transaction which involves a series of transactions. We respectfully submit that this instruction is not intended to require a new filing for every share purchase in the context of the proposed transaction. Indeed, the only information that would change if amendments were filed on such a basis would be Mr. Shustek’s ownership interest in securities of the Company. Moreover, under the Section 16 rules now in effect, that information would be made public within 2 business days and Mr. Shustek is required to report 1% or more change in ownership on Schedule 13D. In order to ensure that this information is timely communicated to potential sellers, Mr. Shustek will include as a supplement to his Schedule 13E-3 a schedule of all purchases made by Mr. Shustek to date, including the number of shares, date purchased and price paid. This supplement will be updated on a daily basis and will be delivered to each prospective seller prior to entering into any purchase agreement with such prospective seller. Thus, every person with whom Mr. Shustek negotiates a potential purchase will have up to date information under Item 11 of Schedule 13E-3.

Similarly, it appears that the SEC has not required filings after each transaction in a Rule 13e-3 transaction in several prior instances when the transaction has involved a series of purchases.

Securities and Exchange Commission
September 30, 2004

Creative Technology Ltd. disclosed that the company would be making open market purchases which would result in the de-registration and de-listing of the company in the United States. In addition, Ugly Duckling Corporation’s majority stockholder, Ernest C. Garcia II, filed a Schedule 13E-3 to, among other things, report that he may make open market purchases that could result in the company being held by fewer than 300 stockholders or be de-listed. Upbancorp, Inc. also filed a Schedule 13E-3 to report that the company would be making open market purchases from time to time at the discretion of the company’s officers. In the above instances it appears that there were no filings on Schedule 13E-3 after each purchase of shares.

We also note that, as an insider, Mr. Shustek may only purchase Company shares during open trading windows. In the case of the Company, the trading window opens 48 hours after dissemination of the Company’s earnings release, and closes on the last day of the second month of the fiscal period. Thus, if the Schedule13E-3 were in effect and the Company issues its earnings release on November 1, 2004, the trading window would open on November 3 and would close on November 30. Thereafter, Mr. Shustek would not be able to purchase any Company securities until the next trading window opens. The Schedule 13E-3 would in any event have to be amended and disseminated with up-to-date financial information in addition to any other updated information if the Schedule 13E-3 is used after closure of the initial trading window.

We further note that, in the context of a continuing offering of securities under Rule 415, the seller would be required to supplement its prospectus to provide any updated information, but would not be required to defer use of such supplement. Only post-effective amendments, which would be filed in the event of material changes such as new audited financial statements, would require SEC review prior to use by the seller. The nature of the information which will be provided by the proposed supplements to Mr. Shustek’s Schedule 13E-3 would be limited to an up to date report on purchases made by Mr. Shustek. We respectfully submit that the nature of such information is similar to the nature of information which might be included in a prospectus supplement in a Rule 415 offering.

In light of the foregoing, we believe that Mr. Shustek should not be required to amend and re-disseminate his Schedule 13E-3 with respect to each purchase, provided that (i) he provides supplemental information to each prospective purchaser regarding his purchases as described above and (ii) he amends the Schedule 13E-3 with respect to any material changes.

3.	Revise to include a prominent legend on the outside cover page that indicates neither the Securities and Exchange Commission nor any state securities commission has: approved or disapproved of the transaction; passed upon the merits or fairness of the transaction; or passed upon the adequacy or accuracy of the disclosures in the document. The legend also must make clear that any representation to the contrary is a criminal offense. See Rule 13e-3(e)(iii).

Mr. Shustek acknowledges the SEC’s comment and has included the legend on the outside cover page.

Securities and Exchange Commission
September 30, 2004

4.	We could not locate the “Special Factors” section. Please revise to include this information. The information required by Items 7, 8 and 9 of Schedule 13E-3 must be prominently disclosed in a “Special Factors” section in the front of the disclosure document. See Rule
13e-3(e)(1)(ii).

Mr. Shustek acknowledges the SEC’s comment and has included a “Special Factors” section. (Please see page 1).

Item 1

5.	At present, the summary term sheet only generically describes the price and no other terms of the proposed transactions. A summary term sheet, among other things, must also appear in bullet point format. Revise to include a summary term sheet that fully complies with Item 1001 of Regulation M-A. See Rule 13e-3(e)(i).

Mr. Shustek acknowledges the SEC’s comment and has included a summary term sheet in bullet point format in accordance with Item 1001 of Regulation M-A.

Item 5

6.	Revise Item 5(c) to describe any negotiations or material contracts concerning the matters referred to in paragraph 5(b). Include a discussion of any valuation data provided by the independent valuation advisors, and include the details of any preliminary negotiations with the Special Committee of the Board of Directors. Advise us whether or not Mr. Shustek relied upon any of the valuation advisor’s data with respect to making his decision to proceed with the instant series of transactions. See Item 1005 of Regulation M-A.

Mr. Shustek acknowledges the SEC’s comment and has revised Item 5(c) to reflect that there were no material contracts or negotiations with the Special Committee of the Company. Prior to any negotiations commencing, Mr. Shustek determined that the transaction contemplated was too cost prohibitive given the cost of third party advisors, such as lawyers, valuation advisers, and accountants, especially in light of the size of the transaction. Mr. Shustek did not receive any valuation data from any independent valuation advisors and therefore has not relied on any such data with respect to making his decision to proceed with the instant series of transactions.

Item 7

7.	Revise Item 7(b) to describe any alternative means considered by Mr. Shustek to accomplish the stated purposes, and the reasons for their rejection. Include the reasons for the rejection of the proposed transactions referenced from Item 5(b). See Item 1013(b) of Regulation M-A.

Mr. Shustek acknowledges the SEC’s comment and has revised Item 7(b) to reflect the above comment.

Securities and Exchange Commission
September 30, 2004

8.	Revise to expressly indicate why Mr. Shustek is proposing this series of transactions now as opposed to other times in Vestin’s operating history. For example, disclose a timeline illustrating when Mr. Shustek ultimately concluded the securities were undervalued and action on his part needed to be taken. See Item 1013(c) of Regulation M-A.

Mr. Shustek acknowledges the SEC’s comment and has revised Item 7(c) to reflect the above comment.

9.	Revise Item 7(d) to disclose all of the benefits and detriments of the transaction to the issuer. Discuss the fact that the issuer will be the direct, and Mr. Shustek the indirect, beneficiaries of projected net savings for terminating registration under the Exchange Act. Quantify your response to the extent possible. See Instruction 2 to Item 1013 of Regulation M-A.

Mr. Shustek acknowledges the SEC comment and has revised Item 7(d) to reflect the projected cost savings to the Company in the event of de-registration of the Company. Mr. Shustek does not anticipate any other benefits or negative results to the Company in connection with the transactions contemplated in the Schedule 13E-3.

10.	We note Vestin suffered an operating loss in 2003. Disclose, if true, that Mr. Shustek will benefit from the company’s future use of operating loss carry forwards. Quantify this benefit to the extent practicable. See Instruction 2 to Item 1013 of Regulation M-A.

Mr. Shustek acknowledges the SEC’s comment and supplementally advises the SEC that Mr. Shustek will not benefit from the Company’s future use of operating loss carry forwards. All such operating loss carry forwards have been fully used.

Item 8

11.	All of the factors listed in Instruction 2 to Item 1014 of Regulation M-A are generally relevant to the fairness determination and should be discussed in considerable detail in the Schedule 13E-3. At present, only current and historical market prices appear to have been discussed, and the discussion of other factors does not satisfy the item requirement. To the extent that the affiliate did not consider all of the factors listed in Instruction 2 to Item 1014, or deemed them irrelevant in the context of this particular transaction, provide a detailed explanation of its reasons for so doing. See Item 1014(b) of Regulation M-A and Question and Answer No. 20 in Exchange Act Release 17719 (April 13, 1981).

Mr. Shustek acknowledges the SEC’s comment and has revised Item 7(c) to reflect the above comment.

12.	Revise to include a separate discussion addressing the procedural fairness determination on behalf of Mr. Shustek that is expressly directed to the unaffiliated security holders. This discussion must specifically acknowledge the absence of any of the procedural safeguards set out in Item 1014(c)-(e) of Regulation M-A and address how the procedural fairness determination was reached in the absence of any of the safeguards. When providing the

Securities and Exchange Commission
September 30, 2004

procedural and substantive fairness determinations to unaffiliated security holders, please follow the guidance provided in Q & A No. 18-22 in Exchange Act Release 17719 (April, 1981).

Mr. Shustek acknowledges the SEC’s comment and has revised Item 8(a) to reflect the above comment.

13.	We understand that Mr. Shustek intends to disclose the prices paid for securities in his Form 4. Advise us, with a view toward disclosure, how unaffiliated security holders are expected to determine that the “price and terms are fair” given the nature of the “pending informal inquiry by the SEC.” In addition, advise us if Mr. Shustek also intends to make such disclosure concerning price when reporting his beneficial ownership under Section 13(d).

Mr. Shustek acknowledges the SEC’s comment and supplementally advises the SEC that he believes that the uncertainty as to the results of the SEC investigation and the length of the SEC investigation have already depressed the price of the Common Stock of the Company. Mr. Shustek cannot, however, quantify the effect of the pending SEC inquiry on the decline in stock price. In addition, Mr. Shustek will make any material disclosures regarding price when reporting his beneficial ownership under Section 13(d).

14.	Revise the discussion in Item 8(a) to include the factors that lead Mr. Shustek to reasonably conclude that the threat of delisting of the subject securities is not a coercive measure.

Mr. Shustek acknowledges the SEC’s comment and has revised Item 8(a) to reflect the above comment.

Item 13

15.	Revise to include summarized financial information required by Item 1010(c) of Regulation M-A. In the event that an affiliate incorporates by reference the information required by Item 1010(a) and (b), the summarized financial information required by Item 1010(c) must be disclosed in the Schedule 13E-3. See Instruction 1 to Item 13 of Schedule 13E-3. In addition, refer to telephone interpretation H.7 in the July 2001 supplement to our “Manual of Publicly Available Telephone Interpretations” that is available on the Commission’s website at http://www.sec.gov for guidance on complying with a nearly identical instruction in the context of a tender offer.

Mr. Shustek acknowledges the SEC’s comment and advises the SEC that he has included the summarized financial information that encompass the above comment. (See Item 13, page 16). Mr. Shustek further advises the SEC that the ratio of earnings to fixed charges is not applicable and that no pro forma information has been provided as there are no transactions currently contemplated and potential purchases of shares by Mr. Shustek will not have a material effect on the financial statements of the Company.

The Company and Mr. Shustek acknowledge that:

Securities and Exchange Commission
September 30, 2004

•	The Company or Mr. Shustek, as the case may be, is responsible for the adequacy and accuracy of their respective disclosures in the filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and

•	The Company nor Mr. Shustek will assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

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               We would appreciate the SEC’s review of Amendment No. 1 as soon as practicable. Any comments or questions concerning the Schedule 13E-3 should be directed to the undersigned at (213) 689-5117.

Very truly yours,

SQUIRE, SANDERS & DEMPSEY L.L.P.

Hillel T. Cohn

Enclosures